Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
4.	Inventories:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Lubricants	1,448	591
Bunkers	-	4,059
Total	1,448	4,650

As of December 31, 2021, there was no bunkers inventory as all vessels were employed under time charter agreements.